CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Accounting profit	$ 33,900,000		$ (1,035,000)		$ 8,564,000
Adjustments to reconcile profit (loss) [abstract]
Amortization and depreciation	95,245,000		104,421,000		97,364,000
Adjustments For Depreciation And Amortisation Expense	95,245,000		104,421,000		97,364,000
Impairment losses	1,656,000		627,000		1,902,000
Changes in provisions	11,124,000		4,364,000		20,312,000
Adjustments for share-based payments	6,417,000		4,923,000		1,535,000
Grants released to income	(1,000,000)		(860,000)		(673,000)
Net losses on disposal of fixed assets	1,984,000		4,106,000		1,063,000
Net losses on disposal of financial assets	0		0		0
Finance income	(18,843,000)		(7,858,000)		(7,188,000)
Adjustments For Finance Income	18,843,000		7,858,000		7,188,000
Finance costs	45,612,000	[1]	78,145,000	[1]	59,151,000
Adjustments For Finance Costs	45,612,000		78,145,000		59,151,000
Net foreign exchange differences	29,015,000	[1]	23,427,000		56,494,000
Adjustments For Unrealised Foreign Exchange Losses Gains	29,075,000		23,426,000		56,494,000
Adjustments For Fair Value Gains Losses	(179,000)		(230,000)		(675,000)
Change in fair value of financial instruments	(179,000)		(230,000)		(675,000)
Changes in other gains and own work capitalized	(180,000)		2,423,000		(49,540,000)
Adjustments For Reconcile Profit (Loss)	170,911,000		213,487,000		179,745,000
Changes in working capital [abstract]
Changes in trade and other receivables	(6,936,000)		(31,486,000)		62,409,000
Changes in trade and other payables	(2,588,000)		11,507,000		22,004,000
Other payables	(36,094,000)		(12,872,000)		(17,799,000)
Increase (decrease) in working capital	(45,618,000)		(32,851,000)		66,614,000
Interest paid	(49,477,000)		(76,496,000)		(73,168,000)
Interest received	674,000		49,014,000		3,683,000
Income tax paid	(20,446,000)		(20,587,000)		(24,294,000)
Other payments	8,757,000		17,080,000		19,198,000
Cash flows from (used in) operations before changes in working capital	(78,006,000)		(65,149,000)		(112,977,000)
Net cash flow from operating activities	81,187,000		114,452,000		141,946,000
Cash flows from (used in) investing activities [abstract]
Payments for acquisition of intangible assets	(24,813,000)		(28,439,000)		(30,000,000)
Payments for acquisition of property, plant and equipment	(16,355,000)		(48,423,000)		(39,851,000)
Acquisition of subsidiaries, net of cash acquired	0		(14,512,000)		(8,638,000)
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities	0		0		0
Payments for financial instruments	0		0		0
Proceeds from sale of PP&E and intangible assets	0		431,000		978,000
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities	0		0		0
Proceeds from sale of subsidiaries	0		0		2,435,000
Net cash flow used in investment activities	(41,168,000)		(90,943,000)		(75,076,000)
Cash flows from (used in) financing activities [abstract]
Proceeds from issuance of common stock	0
Proceeds from borrowings from third parties	58,462,000		474,465,000		235,000
Proceeds from borrowings from group companies	0		0		0
Repayment of borrowings from third parties	(81,675,000)		(534,460,000)		(62,930,000)
Dividends paid	2,318,000		24,353,000		0
Acquisition of treasury shares	8,178,000		0		0
Net cash flow provided by/(used in) financing activities	(33,709,000)		(84,348,000)		(62,695,000)
Net increase in cash and cash equivalents	6,310,000		(60,839,000)		4,175,000
Exchange differences	(14,546,000)		8,566,000		5,840,000
Cash and cash equivalents at beginning of year	141,762,000		194,035,000		184,020,000
Cash and cash equivalents at end of year	$ 133,526,000		$ 141,762,000		$ 194,035,000

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".